PREPAID AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2017
PREPAID AND OTHER CURRENT ASSETS, NET [Abstract]
PREPAID AND OTHER CURRENT ASSETS, NET
7. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Amount due from minority shareholder (Note i)	54,023	-
Amount due from Xihua Group (Note ii)	49,800	49,800
Value added tax refundable (Note iii)	24,811	5,165
Due from former owners	5,743	5,743
Staff advances	6,008	5,857
Rental deposits	7,835	3,804
Prepaid professional services fees	3,045	6,513
Prepaid rental fees	3,533	5,520
Receivable from Zhenjiang operating rights (Note iv)	35,000	35,000
Receivable from Jinghan Group (Note v)	122,822	-
Others (Note vi)	20,302	23,327
Total before allowance for doubtful accounts	332,922	140,729
Less: allowance for doubtful accounts (Note vii)	(179,055)	(11,212)
Total	153,867	129,517

Allowance for doubtful accounts:

	As of December 31,
	2016	2017
	RMB	RMB

Balance at beginning of year	(195,254)	(179,055)
Addition (Note vii)	(1,727)	(2,690)
Decrease due to disposal of subsidiary (Note iii)	-	19,647
Written off (Note i and v)	17,926	150,886
Balance at end of year	(179,055)	(11,212)

(Note i) The balance represented Shenyang K-12’s amount due from its minority shareholder amounting to RMB 54,023, which was tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2016, full provision was provided as the collectability was remote. As of December 31, 2017, such provision was written off after all collection efforts have been exhausted and the potential for recovery was remote.

(Note ii) A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.

(Note iii) Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online, Yuhua and the tax authority, as disclosed in Note 19(c), the Group provided a provision amounting to RMB 24,811 as of December 31, 2016. The Group disposed Ambow Online to a third party as at August 31, 2017, please see Note 27 for detail. VAT refundable of Ambow Online and the relative bad debt amount of RMB 19,647 were derecognized accordingly.

(Note iv) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2016 and 2017, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 14); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note v) In the year ended December 31, 2017, bad debt provision of RMB 96,863 was written off after all collection efforts have been exhausted and the potential for recovery was remote; and the rest receivable of RMB 25,959 was net off with the payable after assessing the remote possibility to collect from and pay to Jinghan Group.

(Note vi) Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amounts.

(Note vii) Other addition of allowance during the years of 2017 and 2016 was mainly provided against third parties and former employees due to the remote recoverability.